Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2022
Components of total pension costs
Components of net periodic benefit costs
in	2Q22	1Q22	2Q21	6M22	6M21
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	65	65	60	130	120
Interest costs on benefit obligation	25	25	15	50	30
Expected return on plan assets	(126)	(126)	(120)	(252)	(243)
Amortization of recognized prior service cost/(credit)	(22)	(21)	(31)	(43)	(60)
Amortization of recognized actuarial losses	72	73	93	145	186
Settlement losses/(gains)	2	3	2	5	(8)
Curtailment losses/(gains)	0	0	2	0	1
Special termination benefits	1	1	3	2	13
Net periodic benefit costs	17	20	24	37	39
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or in restructuring expenses.

Bank
Components of total pension costs
Components of net periodic benefit costs
in	6M22	6M21
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	7
Interest costs on benefit obligation	30	25
Expected return on plan assets	(33)	(34)
Amortization of recognized prior service cost/(credit)	1	1
Amortization of recognized actuarial losses	5	8
Settlement losses/(gains)	0	(10)
Net periodic benefit costs	11	(3)
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.